Inventory	12 Months Ended
Mar. 31, 2025
Inventory [Abstract]
INVENTORY

Note 10 – INVENTORY

Inventory consisted of finished goods, valued at $9,758,071 and $9,076,734 as of March 31, 2025 and March 31, 2024, respectively. The Company constantly monitors its potential obsolete products and is allowed to return products close to their expiration date to its suppliers. Any loss on damaged items is immaterial and will be recognized immediately. As a result, no reserves were made for inventory as of March 31, 2025 and March 31, 2024.